Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
New Accounting Pronouncements - Not Yet Adopted

New Accounting Pronouncements—Not Yet Adopted:

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope. The ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform are in the scope of ASC 848. As such, entities may apply certain optional expedients in ASC 848 to derivative instruments that do not reference LIBOR, or another rate expected to be discontinued as a result of reference rate reform if there is a change to the interest rate used for discounting, margining or contract price alignment. In addition, the ASU clarifies other aspects of the guidance in ASC 848 and provides new guidance on how to address the effects of the cash compensation adjustment that is provided as part of the above change on, certain aspects of hedge accounting. The ASU is effective for all entities as of January 7, 2021, allows for retrospective or prospective application with certain conditions, and generally can be applied through December 31, 2022. The Company has not adopted the ASU as of June 30, 2022. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.